Borrowings - Lease expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Short-term leases	$ 1,265	$ 2,035	$ 2,708
Variable lease payments	90	100
Total expense	1,355	2,135
Lease liability for short-term leases subject to exemption	$ 395	$ 686